Other Financial Information	6 Months Ended
Jun. 30, 2016
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 14: OTHER FINANCIAL INFORMATION

The Company's 2019 Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.

       These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared on an equity basis as permitted by U.S. GAAP.

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the three months ended June 30, 2016
Revenue	$—	$46,991	$58,742	$—	$105,733
Administrative fee revenue from affiliates	—	5,463	—	—	5,463
Time charter, voyage and logistics business expenses	—	(23,176)	(12,919)	—	(36,095)
Direct vessel expenses	—	(13,302)	(21,383)	—	(34,685)
General and administrative expenses incurred on behalf of affiliates	—	(5,463)	—	—	(5,463)
General and administrative expenses	(1,777)	(1,077)	(3,538)	—	(6,392)
Depreciation and amortization	(701)	(20,044)	(6,387)	—	(27,132)
Interest expense and finance cost, net	(19,170)	(1,699)	(5,829)	—	(26,698)
Other income/(expense), net	12	(524)	(2,018)	—	(2,530)
(Loss)/income before equity in net earnings of affiliated companies	(21,636)	(12,831)	6,668	—	(27,799)
(Loss)/income from subsidiaries	(7,695)	4,701	—	2,994	—
Equity in net earnings of affiliated companies	2,917	843	(336)	—	3,424
(Loss)/income before taxes	(26,414)	(7,287)	6,332	2,994	(24,375)
Income tax (expense)/benefit	—	(73)	694	—	621
Net (loss)/income	(26,414)	(7,360)	7,026	2,994	(23,754)
Less: Net income attributable to the noncontrolling interest	—	—	(2,662)	—	(2,662)
Net (loss)/income attributable to Navios Holdings common stockholders	$(26,414)	$(7,360)	$4,364	$2,994	$(26,416)

Other Comprehensive income/( loss)
Unrealized holding gain/(loss) on investments in available-for-sale securities	$495	$495	$—	$(495)	$495
Reclassification to earnings	345	345	—	(345)	345
Total other comprehensive income/(loss)	$840	$840	$—	$(840)	$840
Total comprehensive (loss)/income	$(25,574)	$(6,520)	$7,026	$2,154	$(22,914)
Comprehensive income attributable to noncontrolling interest	—	—	(2,662)	—	(2,662)
Total comprehensive income/(loss) attributable to Navios Holdings common stockholders	$(25,574)	$(6,520)	$4,364	$2,154	$(25,576)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the three months ended June 30, 2015
Revenue	$—	$53,583	$66,256	$—	$119,839
Administrative fee revenue from affiliates	—	3,882	—	—	3,882
Time charter, voyage and logistics business expenses	—	(42,796)	(15,060)	—	(57,856)
Direct vessel expenses	—	(12,888)	(22,860)	—	(35,748)
General and administrative expenses incurred on behalf of affiliates	—	(3,882)	—	—	(3,882)
General and administrative expenses	(1,096)	(3,661)	(3,911)	—	(8,668)
Depreciation and amortization	(701)	(20,187)	(6,591)	—	(27,479)
Interest expense and finance cost, net	(19,674)	(1,429)	(6,735)	—	(27,838)
Other (expense)\income, net	(126)	259	(3,454)	—	(3,321)
(Loss)/income before equity in net earnings of affiliated companies	(21,597)	(27,119)	7,645	—	(41,071)
(Loss)/income from subsidiaries	(19,205)	6,006	—	13,199	—
Equity in net earnings of affiliated companies	15,989	1,180	799	—	17,968
(Loss)/income before taxes	(24,813)	(19,933)	8,444	13,199	(23,103)
Income tax (expense)/benefit	—	(72)	1,767	—	1,695
Net (loss)/income	(24,813)	(20,005)	10,211	13,199	(21,408)
Less: Net income attributable to the noncontrolling interest	—	—	(3,405)	—	(3,405)
Net (loss)/income attributable to Navios Holdings common stockholders	$(24,813)	$(20,005)	$6,806	$13,199	$(24,813)

Other Comprehensive( loss)/ income
Unrealized holding gain/(loss) on investments in available-for-sale securities	$(213)	$(213)	$—	$213	$(213)
Total other comprehensive(loss)/ income	$(213)	$(213)	$—	$213	$(213)
Total comprehensive (loss)/income	$(25,026)	$(20,218)	$10,211	$13,412	$(21,621)
Comprehensive (income)/ loss attributable to noncontrolling interest	—	—	(3,405)	—	(3,405)
Total comprehensive(loss)/income attributable to Navios Holdings common stockholders	$(25,026)	$(20,218)	$6,806	$13,412	$(25,026)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the six months ended June 30, 2016
Revenue	$—	$93,259	$113,961	$—	$207,220
Administrative fee revenue from affiliates	—	10,945	—	—	10,945
Time charter, voyage and logistics business expenses	—	(55,020)	(27,456)	—	(82,476)
Direct vessel expenses	—	(26,677)	(38,082)	—	(64,759)
General and administrative expenses incurred on behalf of affiliates	—	(10,945)	—	—	(10,945)
General and administrative expenses	(3,134)	(2,860)	(6,836)	—	(12,830)
Depreciation and amortization	(1,443)	(32,455)	(13,061)	—	(46,959)
Interest expense and finance cost, net	(38,990)	(3,425)	(12,033)	—	(54,448)
Other (expense)\income, net	60	12,249	(3,175)	—	9,134
(Loss)/income before equity in net earnings of affiliated companies	(43,507)	(14,929)	13,318	—	(45,118)
(Loss)/income from subsidiaries	(5,389)	8,322	—	(2,933)	—
Equity in net earnings of affiliated companies	15,016	1,691	(331)	—	16,376
(Loss)/income before taxes	(33,880)	(4,916)	12,987	(2,933)	(28,742)
Income tax expense	—	(142)	(282)	—	(424)
Net (loss)/income	(33,880)	(5,058)	12,705	(2,933)	(29,166)
Less: Net income attributable to the noncontrolling interest	—	—	(4,715)	—	(4,715)
Net (loss)/income attributable to Navios Holdings common stockholders	$(33,880)	$(5,058)	$7,990	$(2,933)	$(33,881)

Other Comprehensive( loss)/ income
Unrealized holding gain/(loss) on investments in available-for-sale securities	$100	$100	$—	$(100)	$100
Reclassification to earnings	345	345	—	(345)	345
Total other comprehensive loss	$445	$445	$—	$(445)	$445
Total comprehensive (loss)/income	$(33,435)	$(4,613)	$12,705	$(3,378)	$(28,721)
Comprehensive income attributable to noncontrolling interest	—	—	(4,715)	—	(4,715)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(33,435)	$(4,613)	$7,990	$(3,378)	$(33,436)

	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the six months ended June 30, 2015
Revenue	$—	$106,801	$131,318	$—	$238,119
Administrative fee revenue from affiliates	—	7,804	—	—	7,804
Time charter, voyage and logistics business expenses	—	(85,731)	(42,059)	—	(127,790)
Direct vessel expenses	—	(25,610)	(40,955)	—	(66,565)
General and administrative expenses incurred on behalf of affiliates	—	(7,804)	—	—	(7,804)
General and administrative expenses	(2,214)	(5,748)	(7,517)	—	(15,479)
Depreciation and amortization	(1,394)	(34,232)	(13,058)	—	(48,684)
Interest expense and finance cost, net	(39,384)	(2,944)	(13,548)	—	(55,876)
Other (expense)\income, net	(67)	760	(5,928)	—	(5,235)
(Loss)/income before equity in net earnings of affiliated companies	(43,059)	(46,704)	8,253	—	(81,510)
(Loss)/income from subsidiaries	(36,504)	6,534	—	29,970	—
Equity in net earnings of affiliated companies	28,072	2,219	1,589	—	31,880
(Loss)/income before taxes	(51,491)	(37,951)	9,842	29.970	(49,630)
Income tax (expense)/benefit	—	(142)	1,985	—	1,843
Net (loss)/income	(51,491)	(38,093)	11,827	29,970	(47,787)
Less: Net (income)/loss attributable to the noncontrolling interest	—	—	(3,704)	—	(3,704)
Net (loss)/income attributable to Navios Holdings common stockholders	$(51,491)	$(38,093)	$8,123	$29,970	$(51,491)

Other Comprehensive(loss)/ income
Unrealized holding gain/(loss) on investments in available-for-sale securities	$(491)	$(491)	$—	$491	$(491)
Total other comprehensive loss	$(491)	$(491)	$—	$491	$(491)
Total comprehensive (loss)/income	$(51,982)	$(38,584)	$11,827	$30,461	$(48,278)
Comprehensive income attributable to noncontrolling interest	—	—	(3,704)	—	(3,704)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(51,982)	$(38,584)	$8,123	$30,461	$(51,982)

Balance Sheet as of June 30, 2016	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$14,189	$54,033	$72,307	$—	$140,529
Restricted cash	—	2,671	—	—	2,671
Accounts receivable, net	—	32,733	33,683	—	66,416
Intercompany receivables	4,972	60,536	74,276	(139,784)	—
Due from affiliate companies	1,409	15,741	311	—	17,461
Prepaid expenses and other current assets	—	45,603	14,286	—	59,889
Total current assets	20,570	211,317	194,863	(139,784)	286,966
Vessels, port terminals and other fixed assets, net	—	1,448,758	419,910	—	1,868,668
Deposits for vessel acquisitions	—	—	91,669	—	91,669
Investments in subsidiaries	1,644,420	294,044	—	(1,938,464)	—
Investment in affiliates	364,515	12,668	11,589	—	388,772
Loan receivable from affiliate companies	—	21,827	—	—	21,827
Other long-term assets	—	18,351	20,628	—	38,979
Goodwill and other intangibles	85,350	50,102	169,362	—	304,814
Total non-current assets	2,094,285	1,845,750	713,158	(1,938,464)	2,714,729
Total assets	$2,114,855	$2,057,067	$908,021	$(2,078,248)	$3,001,695

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$440	$54,649	$25,891	$—	$80,980
Accrued expenses and other liabilities	33,656	50,034	17,595	—	101,285
Deferred income and cash received in advance	—	5,234	6,660	—	11,894
Intercompany payables	139,784	—	—	(139,784)	—
Due to affiliate company	—	24,365	—	—	24,365
Current portion of capital lease obligations	—	—	3,000	—	3,000
Current portion of long-term debt	—	20,548	2,968	—	23,516
Total current liabilities	173,880	154,830	56,114	(139,784)	245,040
Long-term debt, net of current portion	985,193	230,968	389,219		1,605,380
Capital lease obligations, net of current portion	—	—	15,555	—	15,555
Long term payable to affiliate companies	—	6,430	—	—	6,430
Other long-term liabilities and deferred income	—	34,982	702	—	35,684
Deferred tax liability	—	—	11,515	—	11,515
Total non-current liabilities	985,193	272,380	416,991	—	1,674,564
Total liabilities	1,159,073	427,210	473,105	(139,784)	1,919,604
Noncontrolling interest	—	—	126,307	—	126,307
Total Navios Holdings stockholders' equity	955,782	1,629,857	308,609	(1,938,464)	955,784
Total liabilities and stockholders' equity	$2,114,855	$2,057,067	$908,021	$(2,078,248)	$3,001,695

Balance Sheet as of December 31, 2015	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$34,152	$47,753	$81,507	$—	$163,412
Restricted cash	—	13,480	—	—	13,480
Accounts receivable, net	—	38,716	26,097	—	64,813
Intercompany receivables	10,360	38,108	74,573	(123,041)	—
Due from affiliate companies	4,833	7,836	—	—	12,669
Prepaid expenses and other current assets	3	36,580	12,002	—	48,585
Total current assets	49,348	182,473	194,179	(123,041)	302,959
Deposits for vessels, port terminals and other fixed assets	—	29,695	44,254	—	73,949
Vessels, port terminals and other fixed assets, net	—	1,396,101	427,860	—	1,823,961
Investments in subsidiaries	1,636,433	285,726	—	(1,922,159)	—
Investments in available-for-sale securities	—	5,173	—	—	5,173
Investments in affiliates	356,797	13,028	11,921	—	381,746
Loan receivable from affiliate companies	—	16,474	—	—	16,474
Other long-term assets	—	21,325	22,433	—	43,758
Goodwill and other intangibles	86,793	52,829	171,171	—	310,793
Total non-current assets	2,080,023	1,820,351	677,639	(1,922,159)	2,655,854
Total assets	$2,129,371	$2,002,824	$871,818	$(2,045,200)	$2,958,813

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$363	$45,913	$26,329	$—	$72,605
Accrued expenses and other liabilities	33,244	54,451	15,400	—	103,095
Deferred income and cash received in advance	—	6,267	7,225	—	13,492
Intercompany payables	123,041	—	—	(123,041)	—
Due to affiliate companies	—	17,791	—	—	17,791
Current portion of capital lease obligations	—	—	2,929	—	2,929
Current portion of long-term debt	—	16,875	69	—	16,944
Total current liabilities	156,648	141,297	51,952	(123,041)	226,856
Long-term debt, net of current portion	983,763	213,102	367,499	—	1,564,364
Capital lease obligations, net of current portion	—	—	17,720	—	17,720
Unfavorable lease terms	—	7,526	—	—	7,526
Other long-term liabilities and deferred income	—	19,360	1,518	—	20,878
Deferred tax liability	—	—	10,917	—	10,917
Total non-current liabilities	983,763	239,988	397,654	—	1,621,405
Total liabilities	1,140,411	381,285	449,606	(123,041)	1,848,261
Noncontrolling interest	—	—	121,592	—	121,592
Total Navios Holdings stockholders' equity	988,960	1,621,539	300,620	(1,922,159)	988,960
Total liabilities and stockholders' equity	$2,129,371	$2,002,824	$871,818	$(2,045,200)	$2,958,813

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2016	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(28,889)	$52,146	$16,880	$—	$40,137
Cash flows from investing activities
Loan to affiliate company	—	(4,275)	—	—	(4,275)
Acquisition of vessels	—	(60,115)	—	—	(60,115)
Deposits for vessel acquisitions	—	—	(44,628)	—	(44,628)
Purchase of property, equipment and other fixed assets	—	(97)	(3,204)	—	(3,301)
Net cash used in investing activities	—	(64,487)	(47,832)	—	(112,319)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	13,426	(13,426)	—	—	—
Repayment of long-term debt and payment of principal	—	(18,081)	(34)	—	(18,115)
Proceeds from long-term loans, net of deferred finance fees	—	39,128	23,880	—	63,008
Dividends paid	(3,681)	—	—	—	(3,681)
Decrease in restricted cash	—	11,000	—	—	11,000
Acquisition of treasury stock	(819)	—	—	—	(819)
Payments of obligations under capital leases	—	—	(2,094)	—	(2,094)
Net cash provided by financing activities	8,926	18,621	21,752	—	49,299
(Decrease)/ increase in cash and cash equivalents	(19,963)	6,280	(9,200)	—	(22,883)
Cash and cash equivalents, at beginning of period	34,152	47,753	81,507	—	163,412
Cash and cash equivalents, at end of period	$14,189	$54,033	$72,307	$—	$140,529

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
Cash flow statement for the six months ended June 30, 2015	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(20,906)	$12,887	$9,758	$—	$1,739
Cash flows from investing activities
Acquisition of investments in affiliates	(14,668)	(4,275)	(1,528)	—	(20,471)
Loan to affiliate company	—	(3,289)	—	—	(3,289)
Decrease in long-term receivable from affiliate companies	—	9,488	—	—	9,488
Dividends from affiliate companies	7,298	—	—	—	7,298
Deposits for vessel acquisitions	—	(2,150)	(4,475)	—	(6,625)
Purchase of property, equipment and other fixed assets	—	(125)	(4,452)	—	(4,577)
Net cash provided(used in) /in investing activities	(7,370)	(351)	(10,455)	—	(18,176)
Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(17,602)	16,074	1,528	—	—
Repayment of long-term debt and payment of principal	—	(30,988)	(34)	—	(31,022)
Dividends paid	(20,644)	—	—	—	(20,644)
Decrease in restricted cash	—	1,622	—	—	1,622
Payments of obligations under capital leases	—	—	(709)	—	(709)
Net cash (used in)/provided by financing activities	(38,246)	(13,292)	785	—	(50,753)
(Decrease)/ increase in cash and cash equivalents	(66,522)	(756)	88	—	(67,190)
Cash and cash equivalents, at beginning of period	98,539	77,085	71,932	—	247,556
Cash and cash equivalents, at end of period	$32,017	$76,329	$72,020	$—	$180,366